STATEMENT OF CASH FLOWS (Details) - Schedule of dividends paid to minority shareholders - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
STATEMENT OF CASH FLOWS (Details) - Schedule of dividends paid to minority shareholders [Line Items]
Total dividends paid		$ (571)	$ (55,116)	$ (72,620)
Latam Airlines Group S.A. [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of dividends paid to minority shareholders [Line Items]
Total dividends paid			(54,580)	(46,591)
Multiplus S.A.[Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of dividends paid to minority shareholders [Line Items]
Total dividends paid	[1]			(26,029)
Latam Airlines Perú S.A. [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of dividends paid to minority shareholders [Line Items]
Total dividends paid	[1]	$ (571)	$ (536)

[1]	Dividends paid to minority shareholders